Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 6,271	$ 8,314
Accrued interest	4,568	4,421
Accrued salaries and employee benefits	3,447	4,993
Cheques and other items in transit	2,517	2,245
Current income tax payable	120	162
Deferred tax liabilities	191	204
Defined benefit liability	1,322	1,244
Lease liabilities	5,139	5,050
Liabilities related to structured entities	16,938	17,520
Provisions	3,413	3,421
Total	$ 43,926	$ 47,574